STOCKHOLDERS' EQUITY (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	150,000,000	75,000,000
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	0
Preferred stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001